Operating Lease (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Operating Lease [Abstract]
Summary Of Quantitative Information About Operating Lease
	2020	2021	2022
	RM	RM	RM	USD

Short-term leases	-	237,205	257,243	58,431